Interest rate benchmark reform - Disclosure of exposures impacted by the interest rate benchmark reform (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-derivative financial assets
Financial assets at fair value through profit or loss	£ 179,445	£ 206,771
Loans and advances to banks	7,843	7,001
Loans and advances to customers	456,095	448,567
Debt securities	8,980	6,835
Financial assets at amortised cost	529,434	517,156
Financial assets at fair value through other comprehensive income	24,329	28,137
Non-derivative financial liabilities
Customer deposits	478,213	476,344
Financial liabilities at fair value through profit or loss	19,735	23,123
Other	79,927	78,089
Interest Rate Benchmark Reform amendments | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	518	2,021
Loans and advances to banks	1,879	4,106
Loans and advances to customers	4,187	9,517
Debt securities	0	126
Financial assets at amortised cost	6,066	13,749
Financial assets at fair value through other comprehensive income	12	16
Non-derivative financial assets	6,596	15,786
Non-derivative financial liabilities
Customer deposits	83	74
Financial liabilities at fair value through profit or loss	103	103
Other	52	80
Non-derivative financial liabilities	238	257
Notional amount	306,916	341,884
Interest Rate Benchmark Reform amendments | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	267,479	299,655
Interest Rate Benchmark Reform amendments | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	39,437	42,229
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	478	1,753
Loans and advances to banks	0	0
Loans and advances to customers	889	3,542
Debt securities	0	126
Financial assets at amortised cost	889	3,668
Financial assets at fair value through other comprehensive income	12	16
Non-derivative financial assets	1,379	5,437
Non-derivative financial liabilities
Customer deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Other	0	0
Non-derivative financial liabilities	0	0
Notional amount	2,841	12,734
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	2,841	12,734
Interest Rate Benchmark Reform amendments | Sterling LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	0	0
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	40	268
Loans and advances to banks	1,879	4,106
Loans and advances to customers	3,237	5,975
Debt securities	0	0
Financial assets at amortised cost	5,116	10,081
Financial assets at fair value through other comprehensive income	0	0
Non-derivative financial assets	5,156	10,349
Non-derivative financial liabilities
Customer deposits	83	74
Financial liabilities at fair value through profit or loss	103	100
Other	52	54
Non-derivative financial liabilities	238	228
Notional amount	301,523	329,150
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	263,430	286,921
Interest Rate Benchmark Reform amendments | US Dollar LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	38,093	42,229
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk
Non-derivative financial assets
Financial assets at fair value through profit or loss	0	0
Loans and advances to banks	0	0
Loans and advances to customers	61	0
Debt securities	0	0
Financial assets at amortised cost	61	0
Financial assets at fair value through other comprehensive income	0	0
Non-derivative financial assets	61	0
Non-derivative financial liabilities
Customer deposits	0	0
Financial liabilities at fair value through profit or loss	0	3
Other	0	26
Non-derivative financial liabilities	0	29
Notional amount	2,552	0
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk | Interest rate
Non-derivative financial liabilities
Notional amount	1,208	0
Interest Rate Benchmark Reform amendments | Other LIBOR | Interest rate risk | Cross currency
Non-derivative financial liabilities
Notional amount	£ 1,344	£ 0